UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System 155 Federal St., Suite 700, Boston, MA 02110 (Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
April 30, 2024

TICKER ENSBX

Ensemble Fund (Unaudited)

PERFORMANCE INFORMATION April 30, 2024 NAV $17.05

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2024

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Ensemble Fund	20.16%	0.50%	10.46%	11.78%
S&P 500® Index (B)	22.66%	8.06%	13.19%	12.87%

Annual Fund Operating Expense Ratio (from 2/28/2024 Prospectus): 1.00%

The Fund’s expense ratio for the six month period ended April 30, 2024, can be found in the financial highlights included within this report.

(A)1 Year, 3 Years, 5 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Ensemble Fund commenced operations on November 2, 2015.

(B)The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

For a commentary on the Fund’s calendar quarter performance visit the Fund’s website at www.ensemblefund.com.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-785-8165. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2024 Semi-Annual Report 1

Ensemble Fund (Unaudited)

Ensemble Fund by Sectors (as a percentage of Net Assets) April 30, 2024 (Unaudited)

* Net Cash represents cash, cash equivalents, and liabilities in excess of other assets.

Availability of Quarterly Schedule of Investments

The Fund publicly files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

Proxy Voting Guidelines

Ensemble Capital Management, LLC, the Fund’s investment adviser (“Adviser”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.ensemblefund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Form N-PX provides information regarding how the Fund voted proxies with regards to portfolio securities held during the most recent 12-month period ended June 30th and is available without charge, upon request, by calling our toll free number (1-800-785-8165). This information is also available on the SEC’s website at http://www.sec.gov.

2024 Semi-Annual Report 2

Expense Example (Unaudited)

Shareholders of this Fund incur ongoing costs consisting of management fees. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly subject to the expenses of any underlying funds. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on November 1, 2023, and held through April 30, 2024.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the charges assessed by Mutual Shareholder Services, LLC as described above and expenses of any underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	November 1, 2023
	November 1, 2023	April 30, 2024	to April 30, 2024

Actual	$1,000.00	$1,246.35	$5.59

Hypothetical	$1,000.00	$1,019.89	$5.02
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2024 Semi-Annual Report 3

Ensemble Fund

		Schedule of Investments
		April 30, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Chemicals & Allied Products
190,729	Perimeter Solutions, SA (Luxembourg) *	$1,335,103	2.34%
Electromedical & Electrotherapeutic Apparatus
18,901	Masimo Corporation *	2,540,483	4.45%
Entertainment
184,471	Nintendo Co., Ltd. **	2,246,857	3.94%
Laboratory Analytical Instruments
14,126	Illumina, Inc. *	1,738,204	3.05%
Motor Vehicles & Passenger Car Bodies
5,428	Ferrari N.V. (Italy)	2,256,420	3.95%
Operative Builders
486	NVR, Inc. *	3,615,281	6.33%
Pumps & Pumping Equipment
8,717	IDEX Corp.	1,921,750	3.37%
Retail - Building Materials, Hardware, Garden Supply
7,880	Fastenal Company	535,367	0.94%
Retail - Eating & Drinking Places
205	Chipotle Mexican Grill, Inc. *	647,718	1.13%
Retail - Lumber & Other Building Materials Dealers
11,946	The Home Depot, Inc.	3,992,592	7.00%
Rubber & Plastics Footwear
22,903	NIKE, Inc. - Class B	2,113,031	3.70%
Semiconductors & Related Devices
14,052	Analog Devices, Inc.	2,818,972	4.94%
Services - Business Services, NEC
19,716	Broadridge Financial Solutions, Inc.	3,813,272
8,848	Mastercard Incorporated - Class A	3,992,218
		7,805,490	13.68%
Services - Computer Programming, Data Processing, Etc.
26,068	Alphabet Inc. - Class A *	4,243,349	7.44%
Services - Engineering, Accounting, Research, Management
22,008	Paychex, Inc.	2,614,770	4.58%
Services - Prepackaged Software
3,297	ServiceNow, Inc. *	2,285,909
8,029	Veeva Systems Inc. *	1,594,238
		3,880,147	6.80%
Services - Video Tape Rental
7,106	Netflix, Inc. *	3,912,848	6.86%
Title Insurance
46,658	First American Financial Corporation	2,499,469	4.38%
Transportation Services
1,185	Booking Holdings Inc.	4,090,656	7.17%
Trucking (No Local)
11,976	Landstar System, Inc.	2,088,734	3.66%
Total for Common Stocks (Cost - $46,046,446)		56,897,241	99.71%
MONEY MARKET FUNDS
209,254	Goldman Sachs FS Government Fund Institutional 5.34% ***	209,254	0.37%
Total for Money Market Funds (Cost $209,254)
Total Investment Securities (Cost - $46,255,700)		57,106,495
Liabilities in Excess of Other Assets		(45,836)	-0.08%
Net Assets		$57,060,659	100.00%

* Non-Income Producing Security.
** ADR - American Depositary Receipt.
*** The rate shown represents the 7-day yield at April 30, 2024.

The accompanying notes are an integral part of these
financial statements.

2024 Semi-Annual Report 4

Ensemble Fund

Statement of Assets and Liabilities (Unaudited)
April 30, 2024

Assets:
Investment Securities at Fair Value	$57,106,495
(Cost - $46,255,700)
Cash	608
Receivable for Shareholder Purchases	75,561
Receivable for Securities Sold	719,262
Dividends Receivable	45,517
Total Assets	57,947,443
Liabilities:
Payable to Adviser (Note 4)	47,813
Payable for Securities Purchased	838,971
Total Liabilities	886,784
Net Assets	$57,060,659

Net Assets Consist of:
Paid In Capital	$44,694,967
Total Distributable Earnings (Accumulated Deficit)	12,365,692
Net Assets, for 3,346,486 Shares Outstanding	$57,060,659
(Unlimited shares authorized)
Net Asset Value, Offering Price and Redemption Price Per Share
($57,060,659/3,346,486 shares)	$17.05

Statement of Operations (Unaudited)
For the six month period ended April 30, 2024

Investment Income:
Dividends (Net of foreign withholding tax of $6,819)	$304,815
Total Investment Income	304,815
Expenses:
Management Fees (Note 4)	276,692
Total Expenses	276,692

Net Investment Income (Loss)	28,123

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	3,074,535
Net Change in Unrealized Appreciation (Depreciation) on Investments	8,223,676
Net Realized and Unrealized Gain (Loss) on Investments	11,298,211

Net Increase (Decrease) in Net Assets from Operations	$11,326,334

The accompanying notes are an integral part of these financial statements.

2024 Semi-Annual Report 5

Ensemble Fund

Statements of Changes in Net Assets	(Unaudited)
	11/1/2023	11/1/2022
	to	to
	4/30/2024	10/31/2023
Operations:
Net Investment Income (Loss)	$28,123	$9,805
Net Realized Gain (Loss) on Investments	3,074,535	(875,454)
Net Change in Unrealized Appreciation (Depreciation) on Investments	8,223,676	2,673,041
Net Increase (Decrease) in Net Assets from Operations	11,326,334	1,807,392

Distributions to Shareholders:	-	(2,462,658)

Capital Share Transactions:
Proceeds From Sale of Shares	2,935,251	5,675,566
Shares Issued on Reinvestment of Dividends	-	2,462,204
Cost of Shares Redeemed	(3,213,065)	(9,954,842)
Net Increase (Decrease) from Shareholder Activity	(277,814)	(1,817,072)

Net Increase (Decrease) in Net Assets	11,048,520	(2,472,338)

Net Assets at Beginning of Period	46,012,139	48,484,477
Net Assets at End of Period	$57,060,659	$46,012,139

Share Transactions:
Issued	175,688	392,852
Reinvested	-	182,656
Redeemed	(192,972)	(691,079)
Net Increase (Decrease) in Shares	(17,284)	(115,571)
Shares Outstanding Beginning of Period	3,363,770	3,479,341
Shares Outstanding End of Period	3,346,486	3,363,770

Financial Highlights
Selected data for a share outstanding	(Unaudited)
throughout each period:	11/1/2023		11/1/2022		11/1/2021	11/1/2020	11/1/2019	11/1/2018
	to		to		to	to	to	to
	4/30/2024		10/31/2023		10/31/2022	10/31/2021	10/31/2020	10/31/2019
Net Asset Value -
Beginning of Period	$13.68		$13.93		$21.67	$15.97	$14.99	$12.72
Net Investment Income (Loss) (a)	0.01		-	+	(0.03)	(0.03)	0.01	0.03
Net Realized and Unrealized Gains (Losses)
on Investments	3.36		0.45		(5.79)	6.95	2.35	2.80
Total from Investment Operations	3.37		0.45		(5.82)	6.92	2.36	2.83
Distributions (From Net Investment Income)	-		-		-	(0.01)	(0.03)	(0.01)
Distributions (From Realized Capital Gains)	-		(0.70)		(1.92)	(1.21)	(1.35)	(0.55)
Total Distributions	-		(0.70)		(1.92)	(1.22)	(1.38)	(0.56)
Net Asset Value -
End of Period	$17.05		$13.68		$13.93	$21.67	$15.97	$14.99
Total Return (b)	24.63%	*	3.32%		(29.33)%	45.21%	16.73%	23.76%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$57,061		$46,012		$48,484	$63,970	$39,485	$32,189
Ratio of Expenses to Average Net Assets	1.00%	**	1.00%		1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.10%	**	0.02%		(0.20)%	(0.13)%	0.07%	0.23%
Portfolio Turnover Rate	17.02%	*	29.69%		52.19%	33.13%	61.28%	47.01%

* Not Annualized.
** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.

The accompanying notes are an integral part of these financial statements.

2024 Semi-Annual Report 6

NOTES TO THE FINANCIAL STATEMENTS ENSEMBLE FUND April 30, 2024 (Unaudited)

1.) ORGANIZATION
The Ensemble Fund (the “Fund”) was organized as a non-diversified series of PFS Funds (the “Trust”) on September 23, 2015, and commenced operations on November 2, 2015. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, as amended on January 20, 2011. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of April 30, 2024, there were twelve series authorized by the Trust. The Fund’s objective is to seek long-term capital appreciation. The investment adviser to the Fund is Ensemble Capital Management, LLC (the “Adviser”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share. The Trust’s Board of Trustees (“Board”) has designated the Adviser as “Valuation Designee” pursuant to Rule 2a-5 under the 1940 Act.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended April 30, 2024, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. The differences between book and tax basis are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

2024 Semi-Annual Report 7

Notes to the Financial Statements (Unaudited) - continued

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

OTHER
The Fund records security transactions based on a trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date; and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) INVESTMENT SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices in active markets included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors; including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

VALUATION OF FUND ASSETS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Valuation Committee, which includes the Valuation Designee, subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value provided by the fund and are classified in level 1 of the fair value hierarchy.

2024 Semi-Annual Report 8

Notes to the Financial Statements (Unaudited) - continued

In accordance with the Trust’s good faith pricing guidelines, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Designee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the 1940 Act and oversees the Valuation Designee. The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of April 30, 2024:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$56,897,241	$–	$–	$56,897,241
Money Market Funds	209,254	–	–	209,254
Total	$57,106,495	$–	$–	$57,106,495

The Fund did not hold any Level 3 assets during the six month period ended April 30, 2024. The Fund did not invest in any derivative instruments during the six month period ended April 30, 2024.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Adviser. The Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment, and executive personnel necessary for managing the Fund and pays the operating expenses of the Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, fees and expenses of acquired funds, fees pursuant to Rule 12b-1 distribution plans, and extraordinary or non-recurring expenses. For its services the Adviser receives an investment management fee equal to 1.00% of the average daily net assets of the Fund.

As a result of the above calculation, for the six month period ended April 30, 2024, the Adviser earned management fees totaling $276,692. At April 30, 2024, the Fund owed $47,813 to the Adviser.

5.) RELATED PARTY TRANSACTIONS
Certain officers and a Trustee of the Trust are also officers of Premier Fund Solutions (the “Administrator”). These individuals receive benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Adviser.

The Trustees who are not interested persons of the Fund were each paid $750, for a total of $3,000, in Trustees’ fees for the six month period ended April 30, 2024, by the Adviser.

6.) PURCHASES AND SALES OF SECURITIES
For the six month period ended April 30, 2024, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $9,340,153 and $9,737,876, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2024, Charles Schwab & Co., Inc., for the benefit of its customers, held, in aggregate, 92.56% of the shares in the Fund. The Trust does not know whether any underlying accounts held at Charles Schwab & Co., Inc. owned or controlled 25% or more of the voting securities of the Fund.

8.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at April 30, 2024, was $46,255,700. At April 30, 2024, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$15,543,168	($4,692,373)	$10,850,795

2024 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

As of April 30, 2024, there were no differences between book basis and tax basis unrealized appreciation.

The tax character of distributions was as follows:

	Six Months Ended	Fiscal Year Ended
	April 30, 2024	October 31, 2023
Ordinary Income	$ –	$ –
Long-term Capital Gain	–	2,462,658
	$ –	$ 2,462,658

9.) CONCENTRATION OF SECTOR RISK
If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of April 30, 2024, the Fund had 29.28% and 27.22% of the value of its net assets invested in stocks within the Consumer Discretionary sector and Information Technology sector, respectively.

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no events requiring adjustment or disclosure in the financial statements.

2024 Semi-Annual Report 10

ADDITIONAL INFORMATION
April 30, 2024
(Unaudited)

1.) APPROVAL OF CONTINUATION OF MANAGEMENT AGREEMENT
On December 7, 2023, the Board of Trustees (the “Board” or the “Trustees”) considered the renewal of the Management Agreement (the “Agreement”) between Ensemble Capital Management, LLC (“Ensemble”) and the Trust with respect to the Ensemble Fund (the “Fund”). In approving the Agreement, the Board of Trustees considered and evaluated the following factors: (i) the nature, extent and quality of the services provided by Ensemble to the Fund; (ii) the investment performance of the Fund and Ensemble; (iii) the cost of the services to be provided and the profits to be realized by Ensemble from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows and whether the fee levels reflect these economies of scale to the benefit of shareholders; and (v) Ensemble’s practices regarding possible conflicts of interest and other benefits to be realized by Ensemble.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented at the Meeting by a representative of Ensemble. The Board requested and was provided with information and reports relevant to the annual renewal of the Agreement, including: (i) information regarding the services and support provided to the Fund and its shareholders by Ensemble; (ii) assessments of the investment performance of the Fund by Ensemble; (iii) commentary on the reasons for the performance; (iv) presentations addressing Ensemble’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit related information concerning the Fund and Ensemble; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of Ensemble; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the continuation of the Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various materials including, without limitation: (i) documents containing information about Ensemble, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by Ensemble from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

1. Nature, Extent and Quality of the Services Provided by Ensemble

In considering the nature, extent, and quality of the services provided by Ensemble, the Trustees reviewed the responsibilities of Ensemble under the Agreement. The Trustees reviewed the services being provided by Ensemble including, without limitation: the quality of investment advisory services (including research and recommendations with respect to portfolio securities); the process for formulating investment recommendations and assuring compliance with the Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements. The Trustees considered the coordination of services for the Fund among Ensemble and the service providers and the Independent Trustees; and the efforts of Ensemble to promote the Fund, grow assets, and expand its marketing efforts. The Trustees discussed the experience and professionalism of the team of professionals assigned to the Fund. They further discussed Ensemble’s investment in compliance resources, noting Ensemble’s continued use of a compliance consulting firm to provide them with ongoing guidance as it relates to their compliance program. The Trustees evaluated Ensemble’s principals, including their education and experience. After reviewing the foregoing information and further information in the materials provided by Ensemble, the Board concluded that the nature, extent, and quality of the services provided by Ensemble was satisfactory and adequate for the Fund.

2. Investment Performance of the Fund and Ensemble

In considering the investment performance of the Fund and Ensemble, the Trustees compared the performance of the Fund with the performance of the S&P 500® Index, the Fund’s primary benchmark (the “Benchmark”), and to the funds included in Morningstar’s Large Growth Category, the category in which Morningstar has placed the Fund (the “Category”). The Trustees also compared the Fund’s performance to a sub- set of the Category that included funds with asset levels ranging from $30 million to $65 million (the “Peer Group”). The Trustees noted that for the 1-, 3-, and 5-year periods ended September 30, 2023, the Fund underperformed the Benchmark and the Category and Peer Group averages. The Trustees acknowledged that the

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Fund’s performance was comparable to the performance of separate accounts managed by Ensemble with a similar strategy. After reviewing all the relevant information, the Board concluded that the investment performance of the Ensemble Fund and Ensemble was satisfactory, but noted that it would continue to monitor the Fund’s performance.

3. Costs of the Services to be provided and profits to be realized by Ensemble

In considering the costs of the services to be provided and profits to be realized by Ensemble from its relationship with the Fund, the Trustees considered: (1) Ensemble’s financial condition and the level of commitment to the Fund and Ensemble by its principals; (2) the asset level of the Fund; (3) the overall expenses of the Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by Ensemble regarding its profits associated with managing the Fund. The Trustees also considered potential benefits for Ensemble in managing the Fund. The Trustees then compared the fees and expenses of the Fund (including the management fee) to its Category and Peer Group averages. It was noted that the Fund’s management fee was higher than the average management fee for the Category and Peer Group. The Trustees then compared the Fund’s expense ratio (as reported in the Fund’s prospectus) to the Category and Peer Group averages, noting that the Fund’s expense ratio was equal to the Category average and lower than its Peer Group average. It was noted that since Ensemble has committed to pay certain of the Fund’s operating expenses out of its management fee, the most appropriate comparison is to the average expense ratio of the Category and Peer Group, which Ensemble compares favorably. The Trustees considered Ensemble’s tiered fee schedule for its separately managed account investors that provides breakpoints as invested assets increase, noting that the Fund’s fee structure seems reasonable relative to these accounts considering that separately managed account investors pay all their own account related expenses while Ensemble pays the Ensemble Fund’s operating expenses and the investment minimums for separately managed account investors is much larger than the Ensemble Fund’s required minimum. Based on the foregoing, the Board concluded that the fees to be paid to Ensemble and the profits to be realized by Ensemble, were fair and reasonable in relation to the nature and quality of the services provided by Ensemble.

4. Economies of Scale

The Trustees next considered the impact of economies of scale on the Fund’s size and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors. The Trustees considered that while the management fee remained the same at all asset levels, the Fund’s shareholders had experienced benefits from the fact that Ensemble has capped the Fund’s expenses at 1.00% per annum. They noted that, at the Fund’s current asset levels, it is not necessary to consider adding breakpoints to the Fund’s management fee. In light of its ongoing consideration of the Fund’s asset levels, expectations for growth in the Fund, and fee levels, the Board determined that the Fund’s fee arrangement was fair and reasonable in relation to the nature and quality of the services provided by Ensemble.

5. Possible conflicts of interest and benefits to Ensemble

In considering Ensemble’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the principals of Ensemble; the basis of decisions to buy or sell securities for the Fund; Ensemble’s decision to participate in soft dollar programs with various broker dealers; and the substance and administration of Ensemble’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to Ensemble’s potential conflicts of interest. Based on the foregoing, the Board determined that Ensemble’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. Ensemble noted that it may experience certain cost savings by having the Fund within the Trust, which is made up of other series in which it may share certain expenses. Based on the foregoing, the Board concluded that the practices of Ensemble with respect to the possible conflicts of interest were acceptable.

The Board then reflected on its discussion with a representative from Ensemble earlier in the Meeting. Next, the Independent Trustees and Counsel met in executive session to discuss the continuation of the Agreement. The officers of the Trust and others present at the Meeting were excused during this discussion.

After further review and discussion, it was the Board’s determination that the best interests of the Fund’s shareholders were served by the renewal of the Agreement.

2.) LIQUIDITY RISK MANAGEMENT PROGRAM
During the six month period ended April 30, 2024, the Board and the Trust’s Liquidity Program Administrator reviewed a report from the Liquidity Program Administrator and reviewed the Fund’s investments and they determined that the Fund held adequate levels of cash and highly liquid

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Additional Information (Unaudited) - continued

investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program continues to be effectively implemented.

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Investment Adviser
Ensemble Capital Management, LLC

Legal Counsel
Practus, LLP

Custodian
Huntington Bank, N.A.

Distributor
Arbor Court Capital, LLC

Dividend Paying Agent,
Shareholders’ Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the Ensemble
Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Ensemble Fund www.ensemblefund.com 1-800-785-8165

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/James Craft James Craft President

Date: 6/27/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/James Craft James Craft President

Date: 6/27/2024

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 6/27/2024